Schedule of Cash Collateral Liability By Loaned Security Type (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial Instruments Owned and Pledged as Collateral [Line Items]
Remaining Contractual Maturity of the Agreements Open	[1]	$ 2,675,912	$ 2,888,157	[2]
Collateral held from securities lending agreements		2,657,046	2,561,219
Cash and Cash Equivalents
Financial Instruments Owned and Pledged as Collateral [Line Items]
Collateral held from securities lending agreements		1,668,868	1,445,249
Short-term Investments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Collateral held from securities lending agreements		988,178	1,115,970
Foreign government
Financial Instruments Owned and Pledged as Collateral [Line Items]
Remaining Contractual Maturity of the Agreements Open	[1]	25,788	10,551	[2]
Corporate securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Remaining Contractual Maturity of the Agreements Open	[1]	$ 2,650,124	$ 2,877,606	[2]

[1]	There is no contractual maturity on the lending agreements. The related loaned security could be returned to the Company on the next business day with notice from the counterparty and the Company would be required to return the collateral immediately.
[2]	The previously issued 2016 Consolidated Financial Statements disclosed only the cash collateral received by loaned security type. These amounts have been updated to conform with current year presentation to include noncash and cash collateral received by loaned security type.